Party-In-Interest Transactions - Additional Information (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) shares
Employees and Officers
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Compensation paid	$ 0
Custodians
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees Paid	$ 10,934
Avidia Bancorp, Inc. Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held in plan | shares	554,198